Stockholders' (Deficit) Equity (Public Offerings of Common Stock) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	May 28, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 vote / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	300,000,000		300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	1,169,156		3,023,753	1,169,156	3,056,353
Proceeds from issuance of stock | $			$ 200	$ 12,459
Common Stock, Number Of Voting Rights Per Share | vote / shares					1
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)	102,439	181,308.95
Share price (in dollars per share) | $ / shares	$ 41	$ 50		$ 41
Proceeds from issuance of stock | $	$ 3,878	$ 8,442